Average Annual Total Returns - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund	Jan. 28, 2023
Fidelity Growth Strategies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.50%)
Past 5 years	7.98%
Past 10 years	11.47%
Fidelity Growth Strategies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.50%)
Past 5 years	6.72%
Past 10 years	10.78%
Fidelity Growth Strategies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.69%)
Past 5 years	6.47%
Past 10 years	9.66%
RS012
Average Annual Return:
Past 1 year	(26.72%)
Past 5 years	7.64%
Past 10 years	11.41%